Pacer Data and Digital Revolution ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.8%
Industrials - 7.3%
AAON, Inc.	127	$13,368
Atkore, Inc. (a)	91	14,439
Encore Wire Corp.	42	7,169
Hexatronic Group AB	480	3,642
Johnson Controls International PLC	1,632	113,506
Legrand SA	631	63,393
Lennox International, Inc.	84	30,865
Nexans SA	103	9,164
nVent Electric PLC	391	20,676
SPX Technologies, Inc. (a)	108	9,138
		285,360
Information Technology - 92.5%
A10 Networks, Inc.	174	2,700
Advanced Micro Devices, Inc. (a)	1,824	208,666
Akamai Technologies, Inc. (a)	360	34,020
Alteryx, Inc. - Class A (a)	145	6,012
Ambarella, Inc. (a)	91	7,591
Arista Networks, Inc. (a)	732	113,526
Belden, Inc.	102	9,857
BlackBerry Ltd. (a)	1,380	7,035
Broadcom, Inc.	471	423,264
Calix, Inc. (a)	156	7,037
Check Point Software Technologies Ltd. (a)	283	37,415
Ciena Corp. (a)	354	14,939
Cisco Systems, Inc.	4,639	241,414
CommScope Holding Co., Inc. (a)	498	2,241
CommVault Systems, Inc. (a)	103	8,027
Computacenter PLC	270	7,622
Confluent, Inc. - Class A (a)	444	15,336
Credo Technology Group Holding Ltd. (a)	349	5,923
Crowdstrike Holdings, Inc. - Class A (a)	529	85,518
CyberArk Software Ltd. (a)	97	16,103
Datadog, Inc. - Class A (a)	696	81,237
Digi International, Inc. (a)	84	3,522
Dropbox, Inc. - Class A (a)	636	17,140
DXC Technology Co. (a)	540	14,931
Dynatrace, Inc. (a)	684	37,408
Elastic NV (a)	228	15,151
Extreme Networks, Inc. (a)	306	8,137
F5, Inc. (a)	144	22,787
Fastly, Inc. (a)	300	5,511
Fortinet, Inc. (a)	1,861	144,637
Hewlett Packard Enterprise Co.	3,067	53,304
Infinera Corp. (a)	534	2,403
Informatica, Inc. - Class A (a)	571	10,872
Intel Corp.	4,728	169,121
InterDigital, Inc.	61	5,654
Juniper Networks, Inc.	762	21,184
Kingsoft Cloud Holdings Ltd. (a)	9,600	4,358
MaxLinear, Inc. (a)	187	4,613
MicroStrategy, Inc. (a)	25	10,947
MongoDB, Inc. (a)	168	71,131
Motorola Solutions, Inc.	397	113,792
NEC Networks & System Integration Corp.	354	4,669
NET One Systems Co Ltd.	198	4,349
NetApp, Inc.	505	39,395
NetScout Systems, Inc. (a)	168	4,696
New Relic, Inc. (a)	162	13,605
Nokia OYJ	13,338	52,617
Nutanix, Inc. (a)	546	16,489
NVIDIA Corp.	1,098	513,084
Okta, Inc. (a)	366	28,131
Oracle Corp Japan	301	21,134
Palo Alto Networks, Inc. (a)	717	179,221
Pure Storage, Inc. (a)	727	26,892
Qualys, Inc. (a)	85	11,798
Rapid7, Inc. (a)	144	6,611
Seagate Technology Holdings PLC	487	30,924
Semtech Corp. (a)	150	4,380
SentinelOne, Inc. - Class A (a)	558	9,302
Snowflake, Inc. (a)	769	136,659
SolarWinds Corp. (a)	385	4,058
Splunk, Inc. (a)	391	42,357
Super Micro Computer, Inc. (a)	126	41,614
Telefonaktiebolaget LM Ericsson - Class B	7,273	36,609
Tenable Holdings, Inc. (a)	271	13,187
Teradata Corp. (a)	240	13,644
Trend Micro, Inc.	331	15,632
Varonis Systems, Inc. (a)	259	7,433
VMware, Inc. (a)	1,015	159,994
Western Digital Corp. (a)	757	32,218
Zscaler, Inc. (a)	343	55,010
		3,597,798
TOTAL COMMON STOCKS (Cost $3,495,195)		3,883,158

	Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account, 4.210% (b)	$8,765	8,765
TOTAL SHORT-TERM INVESTMENTS (Cost $8,765)		8,765

Total Investments (Cost $3,503,960) - 100.0%		3,891,923
Liabilities in Excess of Other Assets - 0.0% (c)		(1,380)
TOTAL NET ASSETS - 100.0%		$3,890,543

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of July 31, 2023.
(c)	Less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“”MLPs””), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 3,883,158	$ -	$ -	$ -	$ 3,883,158
Short-Term Investments	8,765	-	-	-	8,765
Total Investments in Securities	$ 3,891,923	$ -	$ -	$ -	$ 3,891,923
^ See the Schedules of Investments for sector breakouts.